Investment properties (Details)	12 Months Ended
Dec. 31, 2022 CNY (¥)
Investment properties
Ending balance	¥ 23,065,000
Investment properties pledged as security for bank loans	23,065,000
Fair value
Investment properties
Transfer from property, plant and equipment	23,065,000
Ending balance	¥ 23,065,000